COMMON SHARES (Details 2) (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options
Outstanding at the beginning of the period (in shares)	7,434	7,100	8,406
Granted (in shares)	1,939	1,978	970
Exercised (in shares)	(1,980)	(1,600)	(2,260)
Forfeited (in shares)		(44)	(16)
Outstanding at the end of the period (in shares)	7,393	7,434	7,100
Weighted Average Exercise Prices
Outstanding at the beginning of the period (in Canadian dollars per share)	37.69	35.44	32.57
Granted (in Canadian dollars per share)	47.09	42.03	38.02
Exercised (in Canadian dollars per share)	36.12	33.13	25.86
Forfeited (in Canadian dollars per share)		36.55	35.83
Outstanding at the end of the period (in Canadian dollars per share)	40.57	37.69	35.44
Options Exercisable
Options Exercisable (in shares)	3,954	4,588	5,165	6,458